Other Current Liabilities	6 Months Ended
Jun. 30, 2025
Other Liabilities, Current [Abstract]
Other Current Liabilities
Note 16 - Other Current Liabilities
Other current liabilities are comprised of the following:

	June 30, 2025	December 31, 2024
(In $ millions)
Advances from customers (1)	18.8	15.9
Other current taxes payable (2)	12.9	19.6
Corporate income taxes payable	10.6	14.3
VAT payable	2.3	28.2
Accrued payroll and severance	1.6	1.4
Operating lease liability, current	0.3	0.4
Other current liabilities	1.2	4.4
Total	47.7	84.2
(1) Advances from customers relates to an advance on three of our contracts which is to be offset against future invoices.
(2) Other current taxes payable includes withholding tax, payroll tax and other indirect tax related liabilities.